JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 29.5%
FHLMC, REMIC
Series 2926, Class EW, 5.00%, 1/15/2025	166	173
Series 3935, Class GA, 3.00%, 10/15/2026	240	249
Series 2488, Class GM, 6.00%, 8/15/2032	20	23
Series 4151, Class YC, 2.50%, 1/15/2033	105	108
Series 2740, Class PE, 5.50%, 1/15/2034	74	85
Series 2943, Class ZC, 5.00%, 2/15/2034	28	31
Series 2768, Class PK, 5.00%, 3/15/2034	26	29
Series 3237, Class CE, 5.50%, 11/15/2036	50	60
Series 3249, Class CB, 4.25%, 12/15/2036	39	43
Series 3258, Class XX, 5.50%, 12/15/2036	52	60
Series 4031, Class AB, 5.50%, 6/15/2037	89	101
Series 3404, Class DC, 5.50%, 1/15/2038	50	58
Series 3601, Class HB, 5.00%, 11/15/2039	25	28
Series 3626, Class ME, 5.00%, 1/15/2040	28	31
Series 3680, Class ZA, 4.50%, 6/15/2040	80	89
Series 3777, Class WA, 4.00%, 12/15/2040	62	66
Series 3772, Class NE, 4.50%, 12/15/2040	180	199
Series 3939, Class AZ, 4.00%, 3/15/2041	83	87
Series 4240, Class DK, 4.00%, 11/15/2042	45	47
Series 4283, Class EW, 4.50%, 12/15/2043(a)	65	71
Series 4887, Class EA, 2.50%, 6/15/2049	339	347
Series 4924, Class KA, 2.50%, 8/25/2049	189	194
FNMA, REMIC
Series 2011-61, Class MG, 4.00%, 7/25/2026(b)	241	253
Series 2013-17, Class YM, 4.00%, 3/25/2033	60	65
Series 2003-32, Class UJ, 5.50%, 5/25/2033	18	21
Series 2003-82, Class Z, 5.50%, 8/25/2033	31	35
Series 2004-17, Class H, 5.50%, 4/25/2034	73	83
Series 2004-31, Class MZ, 4.25%, 5/25/2034	32	36
Series 2004-36, Class CB, 5.00%, 5/25/2034	19	21
Series 2004-91, Class BR, 5.50%, 12/25/2034	24	27
Series 2009-13, Class PM, 4.00%, 4/25/2035	48	49
Series 2005-29, Class WQ, 5.50%, 4/25/2035	89	102
Series 2005-109, Class GD, 6.00%, 10/25/2035	14	15
Series 2015-65, Class LD, 3.50%, 1/25/2036	147	160
Series 2005-122, Class PY, 6.00%, 1/25/2036	71	82
Series 2006-24, Class Z, 5.50%, 4/25/2036	80	90
Series 2007-36, Class PH, 5.50%, 4/25/2037	25	27
Series 2007-60, Class ZB, 4.75%, 5/25/2037	188	203
Series 2009-42, Class TZ, 4.50%, 3/25/2039	238	262
Series 2009-66, Class KE, 4.00%, 9/25/2039	40	43
Series 2009-105, Class DB, 4.50%, 12/25/2039	25	29
Series 2010-43, Class EM, 5.00%, 5/25/2040	21	25
Series 2010-87, Class PJ, 3.50%, 6/25/2040	11	11
Series 2010-59, Class EB, 5.00%, 6/25/2040	300	376
Series 2012-113, Class PB, 2.00%, 10/25/2040	188	191
Series 2011-146, Class LX, 3.50%, 10/25/2040	200	209
Series 2011-1, Class QA, 4.50%, 10/25/2040	9	9
Series 2010-133, Class GP, 4.00%, 11/25/2040	250	278
Series 2010-123, Class KU, 4.50%, 11/25/2040	93	104
Series 2010-129, Class PZ, 4.50%, 11/25/2040	121	128
Series 2010-136, Class CY, 4.00%, 12/25/2040	290	321
Series 2010-141, Class AL, 4.00%, 12/25/2040	90	96
Series 2010-154, Class KZ, 4.50%, 1/25/2041	48	58
Series 2011-55, Class BZ, 3.50%, 6/25/2041	158	170

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2011-115, Class UC, 4.00%, 11/25/2041	49	52
Series 2013-114, Class LM, 4.00%, 3/25/2042	200	217
Series 2012-124, Class PA, 2.50%, 7/25/2042	196	201
Series 2012-120, Class PA, 3.50%, 10/25/2042	61	65
Series 2014-19, Class Z, 4.50%, 4/25/2044	282	321
Series 2016-103, Class LA, 3.00%, 5/25/2044	251	256
Series 2015-61, Class PV, 3.50%, 5/25/2044	18	19
Series 2016-32, Class PA, 3.00%, 12/25/2045	106	111
Series 2017-110, Class PB, 3.00%, 2/25/2057	265	280
GNMA
Series 2003-46, Class HA, 4.50%, 6/20/2033	64	68
Series 2004-55, Class MC, 5.50%, 7/20/2034	14	16
Series 2005-16, Class CA, 5.00%, 2/20/2035	23	26
Series 2005-17, Class GE, 5.00%, 2/20/2035	107	118
Series 2008-25, Class AD, 4.50%, 3/20/2038	76	81
Series 2009-16, Class ZD, 6.00%, 3/20/2039	95	108
Series 2009-58, Class PA, 4.50%, 7/20/2039	110	119

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,490)		7,816

ASSET-BACKED SECURITIES — 28.2%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027(c)	104	104
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046(c)	330	327
American Credit Acceptance Receivables Trust
Series 2020-3, Class C, 1.85%, 6/15/2026(c)	148	149
Series 2021-2, Class C, 0.97%, 7/13/2027(c)	204	204
Business Jet Securities LLC Series 2019-1, Class A, 4.21%, 7/15/2034(c)	63	64
CarMax Auto Owner Trust Series 2020-1, Class B, 2.21%, 9/15/2025	112	115
CarNow Auto Receivables Trust Series 2021-1A, Class A, 0.97%, 10/15/2024(c)	96	96
Carvana Auto Receivables Trust
Series 2021-P1, Class B, 1.19%, 1/11/2027	200	198
Series 2021-P1, Class C, 1.53%, 3/10/2027	200	198
CoreVest American Finance Trust Series 2019-2, Class B, 3.42%, 6/15/2052‡(c)	250	264
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class A, 2.01%, 2/15/2029(c)	250	251
Series 2020-3A, Class A, 1.24%, 10/15/2029(c)	250	251
Series 2020-3A, Class B, 1.77%, 12/17/2029(c)	250	251
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033(c)	77	77
Drive Auto Receivables Trust
Series 2019-1, Class D, 4.09%, 6/15/2026	240	246
Series 2020-1, Class D, 2.70%, 5/17/2027	400	408
DT Auto Owner Trust
Series 2018-1A, Class D, 3.81%, 12/15/2023(c)	7	7
Series 2020-2A, Class A, 1.14%, 1/16/2024(c)	9	9
Series 2020-1A, Class B, 2.16%, 5/15/2024(c)	43	43
Series 2019-1A, Class C, 3.61%, 11/15/2024(c)	18	18
Series 2019-2A, Class C, 3.18%, 2/18/2025(c)	121	123
Elara HGV Timeshare Issuer LLC Series 2021-A, Class A, 1.36%, 8/27/2035(c)	98	97
Exeter Automobile Receivables Trust Series 2020-1A, Class B, 2.26%, 4/15/2024(c)	10	10
First Investors Auto Owner Trust Series 2019-1A, Class B, 3.02%, 3/17/2025(c)	86	87
Flagship Credit Auto Trust
Series 2019-2, Class A, 2.83%, 10/16/2023(c)	4	4
Series 2017-4, Class C, 2.92%, 11/15/2023(c)	61	61
Series 2019-3, Class B, 2.48%, 8/15/2024(c)	225	227
Series 2019-1, Class D, 4.08%, 2/18/2025(c)	167	173
Series 2020-1, Class C, 2.24%, 1/15/2026(c)	500	505

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FREED ABS Trust
Series 2020-FP1, Class A, 2.52%, 3/18/2027(c)	1	1
Series 2021-1CP, Class A, 0.66%, 3/20/2028(c)	81	81
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038(c)	150	147
GLS Auto Receivables Trust
Series 2018-3A, Class B, 3.78%, 8/15/2023(c)	4	4
Series 2021-2A, Class B, 0.77%, 9/15/2025(c)	40	40
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053(a)(c)	93	97
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(c)	45	46
Home Partners of America Trust Series 2021-2, Class A, 1.90%, 12/17/2026(c)	150	150
Lendingpoint Asset Securitization Trust Series 2021-A, Class A, 1.00%, 12/15/2028(c)	187	187
Lendmark Funding Trust Series 2019-1A, Class A, 3.00%, 12/20/2027(c)	175	177
Marlette Funding Trust Series 2021-1A, Class A, 0.60%, 6/16/2031(c)	52	52
NMEF Funding LLC Series 2021-A, Class A2, 0.81%, 12/15/2027(c)	310	310
Octane Receivables Trust Series 2021-1A, Class A, 0.93%, 3/22/2027(c)	82	82
Progress Residential Trust
Series 2020-SFR2, Class A, 2.08%, 6/17/2037(c)	150	151
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(c)	155	152
Santander Consumer Auto Receivables Trust Series 2020-AA, Class C, 3.71%, 2/17/2026(c)	400	415
Santander Drive Auto Receivables Trust Series 2020-4, Class D, 1.48%, 1/15/2027	200	201
Tidewater Auto Receivables Trust Series 2018-AA, Class C, 3.84%, 11/15/2024(c)	9	9
Towd Point Mortgage Trust Series 2017-6, Class A1, 2.75%, 10/25/2057‡(a)(c)	37	38
Upstart Securitization Trust Series 2021-1, Class A, 0.87%, 3/20/2031(c)	228	227
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024(c)	92	92
Westgate Resorts LLC
Series 2018-1A, Class A, 3.38%, 12/20/2031(c)	55	55
Series 2018-1A, Class B, 3.58%, 12/20/2031‡(c)	55	55
Westlake Automobile Receivables Trust Series 2021-1A, Class C, 0.95%, 3/16/2026(c)	125	124

TOTAL ASSET-BACKED SECURITIES (Cost $7,449)		7,460

CORPORATE BONDS — 25.1%
Aerospace & Defense — 0.8%
Boeing Co. (The)
2.75%, 2/1/2026	70	72
3.63%, 2/1/2031	10	11
5.81%, 5/1/2050	15	20
Northrop Grumman Corp.
3.20%, 2/1/2027	30	32
3.85%, 4/15/2045	20	23
Raytheon Technologies Corp. 4.15%, 5/15/2045	40	48

		206

Air Freight & Logistics — 0.1%
FedEx Corp. 4.05%, 2/15/2048	30	34

Auto Components — 0.1%
Lear Corp. 3.55%, 1/15/2052	35	35

Automobiles — 0.9%
Hyundai Capital America
1.00%, 9/17/2024(c)	70	69
1.80%, 10/15/2025(c)	100	99
Nissan Motor Acceptance Co. LLC
3.88%, 9/21/2023(c)	30	31
2.00%, 3/9/2026(c)	45	45

		244

Banks — 1.6%
Bank of America Corp.
4.20%, 8/26/2024	60	64
5.00%, 1/21/2044	55	72
(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049(d)	15	18
Citigroup, Inc.
3.20%, 10/21/2026	19	20
8.13%, 7/15/2039	30	51
Fifth Third Bancorp 3.65%, 1/25/2024	25	26
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.78%, 3/2/2025	15	16
3.74%, 3/7/2029	55	61

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Regions Financial Corp. 1.80%, 8/12/2028	20	20
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.36%, 7/12/2027	25	27
Wells Fargo & Co. 4.65%, 11/4/2044	30	37

		412

Beverages — 0.7%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	25	32
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.90%, 2/1/2046	10	13
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	15	17
4.95%, 1/15/2042	45	55
Constellation Brands, Inc.
3.70%, 12/6/2026	10	10
3.75%, 5/1/2050	5	6
Keurig Dr Pepper, Inc.
4.60%, 5/25/2028	15	17
5.09%, 5/25/2048	5	7
Molson Coors Beverage Co. 4.20%, 7/15/2046	15	17

		174

Biotechnology — 0.6%
AbbVie, Inc.
4.55%, 3/15/2035	10	12
4.70%, 5/14/2045	15	19
4.45%, 5/14/2046	25	30
4.88%, 11/14/2048	15	19
Biogen, Inc.
2.25%, 5/1/2030	30	29
3.15%, 5/1/2050	30	30
Gilead Sciences, Inc. 4.80%, 4/1/2044	15	19

		158

Capital Markets — 1.3%
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	15	21
Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(d)	65	74
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028(c)(d)	20	22
(SOFR + 1.44%), 2.69%, 6/23/2032(c)(d)	100	99
Morgan Stanley
3.13%, 7/27/2026	35	37
3.95%, 4/23/2027	25	27
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030(d)	50	58
(SOFR + 1.49%), 3.22%, 4/22/2042(d)	10	11

		349

Chemicals — 0.6%
DuPont de Nemours, Inc. 5.32%, 11/15/2038	20	26
LYB International Finance II BV 3.50%, 3/2/2027	20	22
LYB International Finance III LLC 3.38%, 10/1/2040	20	21
Mosaic Co. (The)
3.25%, 11/15/2022	10	10
4.05%, 11/15/2027	10	11
Nutrien Ltd. (Canada)
3.00%, 4/1/2025	20	21
6.13%, 1/15/2041	20	28
Sherwin-Williams Co. (The) 2.30%, 5/15/2030	30	30

		169

Construction Materials — 0.3%
Eagle Materials, Inc. 2.50%, 7/1/2031	50	50
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	30	32

		82

Consumer Finance — 0.7%
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025(c)	65	66
5.50%, 1/15/2026(c)	25	28
2.53%, 11/18/2027(c)	45	44
Capital One Financial Corp.
4.20%, 10/29/2025	15	16
3.75%, 3/9/2027	25	27
General Motors Financial Co., Inc. 1.25%, 1/8/2026	15	15

		196

Diversified Financial Services — 0.2%
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024(c)	5	5
3.85%, 6/15/2025(c)	30	33
Shell International Finance BV (Netherlands) 5.50%, 3/25/2040	20	27

		65

Diversified Telecommunication Services — 1.2%
AT&T, Inc.
2.25%, 2/1/2032	15	14
2.55%, 12/1/2033	52	50
3.50%, 9/15/2053	68	69
Deutsche Telekom International Finance BV (Germany) 8.75%, 6/15/2030(b)	25	37
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	15	22

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Verizon Communications, Inc.
2.10%, 3/22/2028	25	25
4.33%, 9/21/2028	41	47
4.86%, 8/21/2046	46	60

		324

Electric Utilities — 1.4%
Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/2036	20	27
Duke Energy Corp. 3.75%, 9/1/2046	25	27
Emera US Finance LP (Canada)
3.55%, 6/15/2026	10	11
4.75%, 6/15/2046	20	23
Entergy Louisiana LLC 4.00%, 3/15/2033	40	46
Evergy, Inc. 2.90%, 9/15/2029	30	31
Fortis, Inc. (Canada) 3.06%, 10/4/2026	19	20
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	15	19
Metropolitan Edison Co. 3.50%, 3/15/2023(c)	15	15
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	30	30
Pacific Gas and Electric Co. 1.37%, 3/10/2023	80	80
PPL Capital Funding, Inc. 3.10%, 5/15/2026	20	21
Southern Co. (The) 3.25%, 7/1/2026	30	32

		382

Electrical Equipment — 0.1%
Eaton Corp. 3.10%, 9/15/2027	25	27

Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc.
3.25%, 9/8/2024	15	16
3.88%, 1/12/2028	15	16
Corning, Inc.
5.35%, 11/15/2048	20	28
4.38%, 11/15/2057	15	18

		78

Energy Equipment & Services — 0.6%
Baker Hughes Holdings LLC
3.34%, 12/15/2027	30	32
4.08%, 12/15/2047	30	33
Halliburton Co. 4.50%, 11/15/2041	10	11
NOV, Inc. 3.60%, 12/1/2029	30	31
Schlumberger Holdings Corp.
4.00%, 12/21/2025(c)	15	16
4.30%, 5/1/2029(c)	30	34

		157

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Campus Communities Operating Partnership LP 2.25%, 1/15/2029	10	10
American Tower Corp.
5.00%, 2/15/2024	30	32
3.95%, 3/15/2029	15	16
1.88%, 10/15/2030	50	47
Boston Properties LP 3.40%, 6/21/2029	25	27
Brixmor Operating Partnership LP 3.65%, 6/15/2024	25	26
Crown Castle International Corp. 4.45%, 2/15/2026	30	33
CubeSmart LP 2.25%, 12/15/2028	15	15
Duke Realty LP 4.00%, 9/15/2028	25	28
Equinix, Inc. 3.20%, 11/18/2029	18	19
ERP Operating LP 3.00%, 7/1/2029	30	32
Host Hotels & Resorts LP 3.88%, 4/1/2024	15	16
Kilroy Realty LP 2.65%, 11/15/2033	20	20
Life Storage LP
4.00%, 6/15/2029	25	27
2.40%, 10/15/2031	25	25
National Retail Properties, Inc. 4.00%, 11/15/2025	20	22
Realty Income Corp.
4.88%, 6/1/2026	10	11
3.65%, 1/15/2028	25	27
2.85%, 12/15/2032	25	26
Regency Centers LP
3.60%, 2/1/2027	20	22
3.70%, 6/15/2030	20	21
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026(c)	60	64
Simon Property Group LP 4.75%, 3/15/2042	10	13
UDR, Inc.
4.40%, 1/26/2029	20	22
3.00%, 8/15/2031	20	21
Welltower, Inc.
4.00%, 6/1/2025	25	27
6.50%, 3/15/2041	10	15
WP Carey, Inc. 2.40%, 2/1/2031	25	25

		689

Food & Staples Retailing — 0.3%
Kroger Co. (The) 5.15%, 8/1/2043	30	39
Sysco Corp. 5.65%, 4/1/2025	25	28

		67

Food Products — 0.2%
Conagra Brands, Inc. 5.30%, 11/1/2038	5	6
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	20	27

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tyson Foods, Inc. 5.15%, 8/15/2044	10	13

		46

Gas Utilities — 0.0%(e)
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	10	10

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories 4.75%, 11/30/2036	15	19
Becton Dickinson and Co.
3.70%, 6/6/2027	10	11
2.82%, 5/20/2030	30	31
Boston Scientific Corp. 4.70%, 3/1/2049	10	13
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	20	20

		94

Health Care Providers & Services — 0.7%
Anthem, Inc. 4.63%, 5/15/2042	20	25
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	15	16
Cigna Corp. 3.40%, 3/15/2051	25	26
CVS Health Corp.
4.30%, 3/25/2028	10	11
4.78%, 3/25/2038	27	33
HCA, Inc.
4.50%, 2/15/2027	20	22
5.25%, 6/15/2049	15	19
Quest Diagnostics, Inc. 2.80%, 6/30/2031	30	31

		183

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp. 4.70%, 12/9/2035	30	37
Starbucks Corp. 4.45%, 8/15/2049	15	19

		56

Industrial Conglomerates — 0.4%
General Electric Co. 6.75%, 3/15/2032	70	97

Insurance — 1.0%
American Financial Group, Inc. 3.50%, 8/15/2026	20	22
American International Group, Inc.
3.88%, 1/15/2035	25	28
4.38%, 1/15/2055	15	19
Athene Global Funding
3.00%, 7/1/2022(c)	25	25
2.95%, 11/12/2026(c)	30	31
Athene Holding Ltd. 4.13%, 1/12/2028	10	11
Cincinnati Financial Corp. 6.92%, 5/15/2028	20	26
Lincoln National Corp. 4.35%, 3/1/2048	20	24
Markel Corp.
3.50%, 11/1/2027	20	22
5.00%, 5/20/2049	15	20
Principal Financial Group, Inc. 3.70%, 5/15/2029	5	6
Prudential Financial, Inc. 3.88%, 3/27/2028	19	21

		255

IT Services — 0.1%
Fiserv, Inc. 2.65%, 6/1/2030	30	30

Media — 1.0%
Charter Communications Operating LLC
4.91%, 7/23/2025	25	27
3.75%, 2/15/2028	15	16
6.38%, 10/23/2035	20	25
5.75%, 4/1/2048	10	13
4.80%, 3/1/2050	20	23
Comcast Corp.
3.20%, 7/15/2036	40	43
3.90%, 3/1/2038	45	51
Discovery Communications LLC 4.65%, 5/15/2050	30	36
ViacomCBS, Inc. 4.95%, 1/15/2031	30	36

		270

Metals & Mining — 0.4%
Glencore Funding LLC (Australia)
4.63%, 4/29/2024(c)	15	16
1.63%, 9/1/2025(c)	20	20
2.63%, 9/23/2031(c)	30	29
Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030(c)	10	11
Teck Resources Ltd. (Canada) 6.13%, 10/1/2035	20	26

		102

Multiline Retail — 0.2%
Dollar General Corp.
4.13%, 5/1/2028	5	6
3.50%, 4/3/2030	20	22
Kohl’s Corp.
3.38%, 5/1/2031	10	10
5.55%, 7/17/2045	10	12

		50

Multi-Utilities — 0.3%
Ameren Corp. 1.75%, 3/15/2028	5	5
Dominion Energy, Inc. Series C, 4.05%, 9/15/2042	20	23
Puget Energy, Inc. 2.38%, 6/15/2028	10	10
Sempra Energy 3.80%, 2/1/2038	25	27
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	5	5

		70

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oil, Gas & Consumable Fuels — 2.4%
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027(c)	30	33
Boardwalk Pipelines LP 5.95%, 6/1/2026	20	23
Buckeye Partners LP 5.85%, 11/15/2043	10	10
Chevron USA, Inc. 5.05%, 11/15/2044	30	40
CNOOC Petroleum North America ULC (China) 5.88%, 3/10/2035	20	25
Devon Energy Corp. 5.25%, 9/15/2024(c)	20	22
Enbridge, Inc. (Canada)
4.25%, 12/1/2026	20	22
4.50%, 6/10/2044	15	17
Energy Transfer LP
5.88%, 3/1/2022	15	15
4.00%, 10/1/2027	10	11
5.35%, 5/15/2045	30	35
6.25%, 4/15/2049	15	19
Enterprise Products Operating LLC
3.13%, 7/31/2029	15	16
5.10%, 2/15/2045	25	31
Gray Oak Pipeline LLC 2.60%, 10/15/2025(c)	50	51
Kinder Morgan, Inc. 3.25%, 8/1/2050	10	9
Magellan Midstream Partners LP 4.20%, 10/3/2047	10	11
Marathon Petroleum Corp. 6.50%, 3/1/2041	15	21
MPLX LP
4.13%, 3/1/2027	15	16
4.50%, 4/15/2038	10	11
5.20%, 3/1/2047	15	19
ONEOK, Inc. 4.45%, 9/1/2049	15	17
Phillips 66 4.88%, 11/15/2044	20	25
Pioneer Natural Resources Co. 1.90%, 8/15/2030	30	28
Plains All American Pipeline LP 3.55%, 12/15/2029	30	31
Spectra Energy Partners LP 4.50%, 3/15/2045	20	23
Suncor Energy, Inc. (Canada) 5.35%, 7/15/2033	20	24
TransCanada PipeLines Ltd. (Canada) 4.63%, 3/1/2034	15	18
Williams Cos., Inc. (The) 3.90%, 1/15/2025	20	21

		644

Pharmaceuticals — 0.5%
Mylan, Inc. 5.20%, 4/15/2048	10	12
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	50	53
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	10	11
Zoetis, Inc.
4.50%, 11/13/2025	15	17
2.00%, 5/15/2030	15	15
4.70%, 2/1/2043	15	19

		127

Road & Rail — 0.9%
Burlington Northern Santa Fe LLC 4.40%, 3/15/2042	30	37
Canadian Pacific Railway Co. (Canada) 2.45%, 12/2/2031	10	10
CSX Corp.
2.40%, 2/15/2030	15	15
4.30%, 3/1/2048	20	25
ERAC USA Finance LLC 5.63%, 3/15/2042(c)	30	42
Norfolk Southern Corp.
4.65%, 1/15/2046	10	13
2.90%, 8/25/2051	60	59
4.05%, 8/15/2052	15	18
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026(c)	30	30

		249

Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Corp.
3.13%, 1/15/2025	30	31
3.88%, 1/15/2027	25	27
Microchip Technology, Inc. 0.97%, 2/15/2024(c)	21	21

		79

Software — 0.2%
Oracle Corp. 3.85%, 7/15/2036	50	54
VMware, Inc. 1.80%, 8/15/2028	5	5

		59

Specialty Retail — 0.2%
AutoZone, Inc.
4.00%, 4/15/2030	10	11
1.65%, 1/15/2031	20	19
O’Reilly Automotive, Inc. 1.75%, 3/15/2031	15	14

		44

Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC
5.45%, 6/15/2023	9	10
6.02%, 6/15/2026	20	23
6.20%, 7/15/2030	10	13

		46

Tobacco — 0.4%
Altria Group, Inc.
3.40%, 5/6/2030	30	31
3.88%, 9/16/2046	15	15
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	5	5
3.56%, 8/15/2027	20	21

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	25	30

		102

Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.50%, 1/15/2022	25	26
3.25%, 3/1/2025	10	10
3.25%, 10/1/2029	20	20
Aviation Capital Group LLC
2.88%, 1/20/2022(c)	30	30
3.50%, 11/1/2027(c)	20	21

		107

Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. (Canada) 4.50%, 3/15/2043	10	11
T-Mobile USA, Inc.
3.75%, 4/15/2027	15	16
4.50%, 4/15/2050	5	6
Vodafone Group plc (United Kingdom)
4.38%, 5/30/2028	25	28
5.00%, 5/30/2038	11	14

		75

TOTAL CORPORATE BONDS (Cost $6,291)		6,643

MORTGAGE-BACKED SECURITIES — 6.2%
FHLMC Gold Pools, Other Pool # U90067, 4.00%, 8/1/2042	89	96
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	129	140
Pool # AM5940, 3.24%, 6/1/2026	65	70
Pool # AN3452, 2.82%, 12/1/2026	493	523
Pool # BL0004, 3.50%, 9/1/2028	250	279
Pool # AM6428, 3.58%, 8/1/2029	83	91
Pool # AM6430, 3.58%, 8/1/2029	83	93
Pool # BL9673, 1.53%, 12/1/2030	345	340

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,613)		1,632

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.8%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035‡(a)(c)	100	98
Series 2018-20TS, Class E, 3.20%, 5/15/2035‡(a)(c)	100	96
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A5, 3.79%, 5/15/2052	150	166
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A3, 2.82%, 4/10/2046	24	24
Series 2014-GC19, Class A3, 3.75%, 3/10/2047	8	8
Series 2014-GC23, Class A3, 3.36%, 7/10/2047	8	9
Commercial Mortgage Trust
Series 2014-UBS2, Class A4, 3.69%, 3/10/2047	10	10
Series 2014-CR17, Class A4, 3.70%, 5/10/2047	28	28
Series 2014-UBS3, Class A3, 3.55%, 6/10/2047	24	25
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K731, Class AM, 3.60%, 2/25/2025(a)	200	212
Series K090, Class A2, 3.42%, 2/25/2029	120	134
FREMF Mortgage Trust Series 2013-K26, Class B, 3.72%, 12/25/2045(a)(c)	99	101
GS Mortgage Securities Trust
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	111	117
Series 2013-GC16, Class B, 5.16%, 11/10/2046(a)	50	52
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class C, 5.37%, 11/15/2045(a)	30	31
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11, Class A4, 2.69%, 4/15/2046	14	14
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class A3, 3.47%, 12/15/2047	125	130
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041(c)	120	123
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4, Class A3, 3.45%, 12/15/2048	123	128

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
WFRBS Commercial Mortgage Trust Series 2013-C13, Class A3, 2.75%, 5/15/2045	25	25

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,479)		1,531

U.S. TREASURY OBLIGATIONS — 0.0%(e)
U.S. Treasury Bonds 2.00%, 2/15/2050(Cost $11)	10	10

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 5.1%
INVESTMENT COMPANIES — 5.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(f)(g) (Cost $1,346)	1,346	1,347

Total Investments — 99.9% (Cost $25,679)		26,439
Other Assets Less Liabilities — 0.1%		27

Net Assets — 100.0%		26,466

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(b)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(e)	Amount rounds to less than 0.1% of net assets.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$ —	$ 7,103	$357	$ 7,460
Collateralized Mortgage Obligations	—	7,816	—	7,816
Commercial Mortgage-Backed Securities	—	1,337	194	1,531
Corporate Bonds	—	6,643	—	6,643
Mortgage-Backed Securities	—	1,632	—	1,632
U.S. Treasury Obligations	—	10	—	10
Short-Term Investments
Investment Companies	1,347	—	—	1,347

Total Investments in Securities	$1,347	$24,541	$551	$26,439

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021
Investments in Securities:
Asset-Backed Securities	$812	$—	$(6)	$—	(a)	$—	$(449)	$—	$—	$357
Commercial Mortgage-Backed Securities	345	—	(1)	—	(a)	—	(150)	—	—	194

Total	$1,157	$—	$(7)	$—	(a)	$—	$(599)	$—	$—	$551

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(5).

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Focus SMA Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$357	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 16.00% (4.00%)
			Yield (Discount Rate of Cash Flows)	0.20% - 2.59% (2.06%)

Asset-Backed Securities	357

	194	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.91% - 5.66% (5.29%)

Commercial Mortgage-Backed Securities	194

Total	$551

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$1,175	$13,177	$13,005	$—	(c)	$—	(c)	$1,347	1,346	$1,242	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.
(c)	Amount rounds to less than one thousand.